Credit Risk - Summary of Business Banking by Credit Performance (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 212,178	£ 207,498
Impairment loss allowances	1,303	785
Exposure	328,792	316,322
Stage 1
Disclosure of credit risk exposure [line items]
Exposure	307,416	301,599
Stage 2
Disclosure of credit risk exposure [line items]
Exposure	18,380	12,354
Stage 3
Disclosure of credit risk exposure [line items]
Exposure	2,996	2,369
Credit risk
Disclosure of credit risk exposure [line items]
Exposure	111,300	99,900
Credit risk | Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	3,855	209
Impairment loss allowances	9	9
Gross write offs	12	14
Credit risk | Business Banking | Stage 1
Disclosure of credit risk exposure [line items]
Loans and advances to customers	3,845	197
Credit risk | Business Banking | Stage 2
Disclosure of credit risk exposure [line items]
Loans and advances to customers	6	6
Credit risk | Business Banking | Stage 3
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 4	£ 6
Stage 3 ratio	0.10%	2.87%
Credit risk | Business Banking | Stage 3 | Undrawn Exposures
Disclosure of credit risk exposure [line items]
Exposure	£ 0	£ 0